Annual Product Information Notice Dated May 1, 2025

Talcott Resolution Life and Annuity Insurance Company
The One Provider
Group Flexible Premium Variable Life Insurance Policy

We no longer file a fully updated prospectus and statement of additional information (“SAI”) in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectuses and SAIs dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.
Important Financial Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2024. The Company’s ability to honor death benefit guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.
The Company’s financial statements and the Separate Account’s financial statements are included with this Notice. In addition, the Company’s most recent financial statement information is available at https://www.talcottresolution.com/financialratings.html or requests for copies can be directed to Talcott Administration Services Company, LLC, (formerly known as Lombard International Administration Services Company, LLC). Our corporate offices are located at 1 American Row, Hartford, CT 06103.

1.    Fund Data

The following is a current list of the Investment Divisions and Portfolios included in this product:

Fidelity VIP Asset Manager Investment Division	Service Class of the Asset Manager SM Portfolio of the Fidelity Variable Insurance Products
Fidelity VIP Equity-Income Investment Division	Service Class of the Equity-Income Portfolio of the Fidelity Variable Insurance Products
Fidelity VIP Growth Opportunities Investment Division	Service Class of the Growth Opportunities Portfolio of the Fidelity Variable Insurance Products
Fidelity VIP High Income Investment Division	Service Class of the High Income Portfolio of the Fidelity Variable Insurance Products
Fidelity VIP Index 500 Investment Division	Initial Class of the Index 500 Portfolio of the Fidelity Variable Insurance Products
Fidelity VIP Government Money Market Investment Division	Initial Class of the Government Money Market Portfolio of the Fidelity Variable Insurance Products
LVIP JPMorgan Core Bond Investment Division	Standard Class of LVIP JPMorgan Core Bond Portfolio
LVIP JPMorgan Mid Cap Value Investment Division	Standard Class of LVIP JPMorgan Mid Cap Value Portfolio
LVIP JPMorgan U.S. Equity Investment Division	Standard Class of LVIP JPMorgan U.S. Equity Portfolio
Putnam VT International Equity Investment Division	Class IB of the Putnam VT International Equity Fund of Putnam Variable Trust
The following amends the “Annual Fund Operating Expenses” section of the Fee Tables portion of your prospectus:
The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund’s prospectus.

The following table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2024:

	Minimum	Maximum
Annual Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.09%	1.08%
Refer to the updated underlying Fund prospectuses for updated information about the underlying Funds, including Fund fees, charges and investment objectives.
2.    Fees We Receive from Funds and Related Parties
The following updates “The Funds” section of the About Us portion of your prospectus:
For the fiscal year ended December 31, 2024, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $200,000.

3.    Legal Matters
The following amends the Legal Matters section of your prospectus:
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Separate Account, the ability of the Principal Underwriter to perform its contract with the Separate Account, or the ability of the Company to meet its obligations under the Contracts.

4.    The Company
The following amends "The Company" section of your prospectus:
The Company
Talcott Resolution Life Insurance Company (the "Company") is a stock life insurance company originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently re-domiciled to Connecticut. Talcott Resolution Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. In June 2018, the Company changed its name from Hartford Life Insurance Company to Talcott Resolution Life Insurance Company.
Our corporate offices are located at 1 American Row, Hartford, CT 06103.
Talcott Resolution Life Insurance Company is a direct, wholly owned subsidiary of TR Re, Ltd. an approved Class E insurer under the Bermuda Monetary Authority. Our indirect parents are Talcott Resolution Life, Inc., a Delaware corporation and Talcott Holdings, L.P., a Delaware limited partnership. Our ultimate parent is Talcott Financial Group Investments, LLC. ("TFGI"), a Bermuda exempted limited liability company. We are ultimately controlled by A. Michael Muscolino and Alan Waxman.
Additionally, effective April 14, 2022, the administrator of your contract, Lombard International Administrative Services Company, LLC (“LIASC”) changed its name to Talcott Administrative Services Company (“TASC”). TASC will continue to administer your Contract. Talcott Resolution remains responsible for paying all contractual guarantees and General Account liabilities under your Contract subject to its financial strength and claims paying ability. The terms, features and benefits of your Contract will NOT change as a result of the sale. Talcott Resolution Distribution Company remains the principal underwriter for the Contracts.

5.    Cybersecurity
The Cybersecurity section of your prospectus is deleted in its entirety and replaced with the following:
Cybersecurity and Disruptions to Business Operations
Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
6.    Premiums
You may send premium payments to us by means of the following methods:
By Mail:
•Make your check payable to: Talcott Resolution
•Note your Policy/Certificate number on the check and cover letter.
•Mail your check to:
Attn: Document Controls Services
Talcott Resolution-(Private Placement Life Insurance)
1 American Row
Hartford, CT 06103
By Wire:
You may also arrange to pay your premium by wire by calling:
•Talcott Administration Services Company, LLC* at 1-800-791-0600.
*Talcott Administration Services Company, LLC (“TASC”) is the Third Party Administrator (“TPA”) for certain insurance policies issued by Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (“Talcott Resolution”) pursuant to an Administrative Services Agreement.
Additional Information and Contacting Talcott Resolution
In addition to this Notice, you will continue to receive Talcott Resolution company and separate account financial statements and the updated underlying fund prospectuses. You will also receive each underlying fund's annual and semi-annual reports as well as policyholder reports. If you have consented to electronic delivery of the prospectus information, you may find it on the https://reportal.talcottresolution.com website; otherwise, for policy information or assistance with the Reportal website, please contact our customer service representatives at Talcott Administration Services Company, LLC via telephone at 860-791-0600 or via mail at Talcott Administration Services Company, LLC, 1 American Row, Hartford, CT 06103.

3